SCHEDULE OF NET CASH FLOWS RELATING TO PROVED OIL AND GAS RESERVES (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Supplemental Information On Oil And Gas Operations
Future cash inflows	$ 589,481,000	$ 355,958,000
Future production costs(1)	(91,630,000)	(69,683,000)
Future development costs	(71,700,000)	(71,700,000)
Future income tax expenses	(113,873,000)	(57,206,000)
Future net cash flows	312,278,000	157,369,000
10% annual discount for estimated timing of cash flows	(167,549,000)	(84,100,000)
Standardized measure of discounted future net cash flows at the end of the fiscal year	$ 144,729,000	$ 73,269,000	$ 20,797,000